Property, Plant and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Abstract]
Depreciation and amortization expenses	$ 9,220,000	$ 8,012,000	$ 7,614,000